Supplementary Information to Statements of Operations (Details) - Schedule of financial expenses, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Financial Expenses Net [Abstract]
Interest income
foreign currency differences gains
Financial income total
In respect of interest loans and bank fees	(306)	(202)	(275)
Expenses regarding warrants granted underlying loan agreement with YA (see Note 14)			(30)
Other (mainly foreign currency differences)	(341)	97	(43)
Financial expenses total	(647)	(105)	(348)
Financial income expenses, net	$ (647)	$ (105)	$ (348)